TAXES PAYABLE	12 Months Ended
Mar. 31, 2022
TAXES PAYABLE
TAXES PAYABLE

Note 17 – TAXES PAYABLE

	As of	As of
	March 31, 2022	March 31, 2021
	USD	USD
Income taxes payable	113,658	419,709
VAT payable	11,495	(117,336)
Other taxes payable	—	309
Total taxes payable (receivable)	125,153	302,682